Leases - Schedule of Balance sheet Information About Leases for Lessee (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of balance sheet information about leases for lessee [Line Items]
Right-of-use assets	₩ 1,538,117	₩ 1,212,770
Lease liabilities
Current	379,291	349,264
Non-current	1,043,915	710,189
Total	1,423,206	1,059,453
Property and building
Disclosure of balance sheet information about leases for lessee [Line Items]
Right-of-use assets	1,307,484	950,940
Machinery and communication line facilities
Disclosure of balance sheet information about leases for lessee [Line Items]
Right-of-use assets	125,715	103,672
Others
Disclosure of balance sheet information about leases for lessee [Line Items]
Right-of-use assets	₩ 104,918	₩ 158,158